Issued capital and reserves - Share capital (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Mar. 20, 2017	Dec. 31, 2016
Issued capital and reserves
Ordinary shares issued		236,300,000		11,100,000
Cancellation of ordinary shares	(11,111,200)	(11,100,000)
Share capital		€ 22
Par value per share				€ 0.01
Class A common shares
Issued capital and reserves
Ordinary shares issued		18,600,000	18,630,000
Share capital
Par value per share	€ 0.01	€ 0.01
Class B common shares
Issued capital and reserves
Ordinary shares issued	217,696,000	217,700,000
Share capital		€ 22
Par value per share	€ 0.10	€ 0.10